Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Corporate tax rate			21.00%		21.00%
PRC applies, income tax rate			25.00%		25.00%
Income tax expense	$ (21)		$ (8,608)	$ 15,695	$ 16,067	$ 11,029
Income tax payable	$ 229,669		$ 229,669		$ 192,518	$ 237,670